CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 73,884	$ 222,098	$ 59,201
Accounts receivable	100,755	133,340	13,274
Inventory	1,866,442	1,957,966	2,417,683
Total current assets	2,041,081	2,313,404	2,490,158
Fixed assets, net of accumulated depreciation	6,050	1,035	6,135
Patents/Trademarks	521,881	521,881	425,877
Deposit	16,890	0
Goodwill	193,260	193,260	193,260
Total other assets	738,080	716,175	625,272
TOTAL ASSETS	2,779,161	3,029,579	3,115,430
LIABILITIES
Accounts payable	114,066	37,267	64,836
Accrued liabilities	6,934	59,264	9,054
Notes payable	93,174	0	0
Notes payable - related party	866	170,866	170,866
Convertible debt, net of discount of $0.00 and $0.00, respectively	360,750	171,750	6,750
Convertible debt - related party, net of discount of $0.00 and $0.00, respectively	0	0	0
Accrued interest payable	29,671	13,050	2,379
Accrued interest payable - related party	0	14,118	518
Derivative liabilities	338,787	92,527	7,202
Total current and total liabilities	944,248	558,841	261,604
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 75,000,000 shares authorized, none and none shares issued and outstanding, respectively	0	0	0
Common Stock, Value	345,172	338,384	308,887
Additional paid-in capital	17,459,899	17,075,974	15,501,436
Accumulated deficit	(15,970,158)	(14,943,620)	(12,956,498)
Total stockholders' equity (deficit)	1,834,913	2,470,738	2,853,826
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,779,161	$ 3,029,579	$ 3,115,430